Net Loss Per Share Attributable to Common Stockholders	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders	Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	$(64,677)	$(51,714)	$(57,485)
Deemed dividend to preferred stockholders	(491)	—	—
Net loss attributable to common stockholders	$(65,168)	$(51,714)	$(57,485)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	27,150	29,138	29,896
Net loss per share attributable to common stockholders, basic and diluted	$(2.40)	$(1.77)	$(1.92)
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2018	2019	2020
Redeemable convertible preferred stock	90,305	90,805	90,814
Outstanding stock options	20,578	24,911	24,700
Outstanding common stock warrants	674	790	1,118
Total	111,557	116,506	116,632
Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Numerator:
Net loss	$(10,359)	$(84,536)	$(48,983)	$(97,933)
Denominator:
Weighted-average shares used to compute basic and diluted net loss per share	30,008	116,597	29,834	59,825
Net loss per common share - basic and diluted	$(0.35)	$(0.73)	$(1.64)	$(1.64)
As a result of the Merger, the weighted-average number of shares of Class A common stock used in the calculation of net loss per share have been retroactively converted by applying the Exchange Ratio.
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive (in thousands):

	September 30,
	2020	2021
Redeemable convertible preferred stock	90,814	—
Outstanding stock options	25,481	19,955
Outstanding common stock warrants	1,118	—
Private Warrants	—	2,574
Public Warrants	—	5,500
Sponsor Earnout Shares	—	492
Total	117,413	28,521
The 2,192,687 remaining unvested Rover Earnout Shares are excluded from basic and diluted net loss per share as such shares are contingently issuable until the share price of the Company’s common stock exceeds specified thresholds that have not been achieved as of September 30, 2021.